Organization and Business Description - Schedule of Company’s Subsidiaries (Details)	6 Months Ended
Mar. 31, 2025
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Oct. 24, 2018
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	May 05, 2008
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 15, 2017	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Education and management service	[1]
Shanghai Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 20, 2012	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	85.00%	[1]
Principal Activities	Education service	[1]
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 11, 2012	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Tutorial service	[1]
Hangzhou Jicai Education Technology Co. Ltd., (“Hangzhou Jicai”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 10, 2017	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Tutorial service	[1]
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 13, 2001	[2]
Jurisdiction of Formation	PRC	[2]
Percentage of direct/indirect Economic Ownership	100.00%	[2]
Principal Activities	Tutorial service	[2]
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 06, 2004	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	76.50%	[1]
Principal Activities	Tutorial service	[1]
Wenzhou Lilong Network Technology Co., Ltd. (“Lilong Network”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 17, 2019	[3]
Jurisdiction of Formation	PRC	[3]
Percentage of direct/indirect Economic Ownership	100.00%	[3]
Principal Activities	Education logistics and accommodation service	[3]
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 12, 2019	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Educational training service	[1]
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 07, 2023	[4]
Jurisdiction of Formation	PRC	[4]
Percentage of direct/indirect Economic Ownership	100.00%	[4]
Principal Activities	Health business	[4]
Shanghai Jinheyu Biotechnology Co., Ltd. (“Shanghai Jinheyu”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Aug. 15, 2023	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	51.00%	[1]
Principal Activities	Health business	[1]
Zhejiang Golden Sun Selection Technology Co., Ltd. (“Golden Sun Selection”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 17, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	E-commerce service
Shanghai Fuyang Cultural and Tourism Development Co., Ltd. (“Fuyang”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 05, 2024
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	51.00%
Principal Activities	Cultural and Tourism

[1]	On July 6, 2025, the Company’s PRC subsidiary, Golden Sun Wenzhou, signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Gongyu Education, and its subsidiaries, for a total consideration of approximately $689,018 (RMB5,000,000). The transaction was closed on July 21, 2025 (details refer to Note 4).
[2]	The Company’s Board of Directors approved the cessation of business operations of Shanghai Jicai on September 7, 2023. The deregistration was completed on December 9, 2024.
[3]	Lilong Network formerly known as Wenzhou Lilong Logistics Services Co., Ltd., changed its name on June 19, 2025.
[4]	On March 19, 2025, the other shareholder of Fuyouyuan transferred all of his equity interests to the Company for a price of nil, as Fuyouyuan had not yet commenced operations.